UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 8985

Citigroup Investments Corporate Loan Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Citigroup Asset Management

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: September 30

Date of reporting period: June 30, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

CITIGROUP INVESTMENTS

CORPORATE LOAN FUND INC.

FORM N-Q

JUNE 30, 2005

CITIGROUP INVESTMENTS CORPORATE LOAN FUND INC.

Schedule of Investments (unaudited)	June 30, 2005

FACE AMOUNT	SECURITY(a)(b)	VALUE(c)
SENIOR COLLATERALIZED LOANS - 84.8%
Aerospace/Defense - 1.3%
$687,073	Anteon Corp., Term Loan, 5.080% due 12/31/10	$695,089
1,381,496	CACI International, Inc., Term Loan, 4.870% to 5.040% due 5/3/11	1,396,750
563,703	Standard Aero Holdings, Inc., Term Loan B, 5.564% to 5.720% due 8/20/12	572,159
191,726	TransDigm Holding Corp., Term Loan C, 5.440% due 7/22/10	194,063

	TOTAL AEROSPACE/DEFENSE	2,858,061

Automotive - 0.7%
636,666	Keystone Automotive Industries, Inc., Term Loan B, 5.031% to 5.628% due 10/30/09	641,707
500,000	Tire Rack, Inc., Term Loan B, 5.730% to 5.900% due 6/24/12	506,250
321,482	United Components, Inc., Term Loan C, 5.750% due 6/30/10	326,404

	TOTAL AUTOMOTIVE	1,474,361

Beverage and Tobacco - 1.2%
1,091,902	Commonwealth Brands, Inc., Term Loan B, 6.625% due 8/28/07	1,105,551
1,661,667	Constellation Brands, Inc., Term Loan B, 4.750% to 5.188% due 11/30/11	1,679,899

	TOTAL BEVERAGE AND TOBACCO	2,785,450

Broadcast Radio and Television - 3.4%
1,656,801	Canwest Media, Inc., Term Loan E, 5.470% due 8/15/09	1,674,749
693,000	Cumulus Media, Inc., Term Loan E, 5.125% due 3/28/10	694,733
	Lamar Media Corp.:
146,053	Term Loan A, 4.438% due 6/30/09	146,783
1,216,111	Term Loan D, 5.063% due 6/30/10	1,230,552
1,303,207	Sun Media Corp., Term Loan B, 5.190% due 2/7/09	1,319,497
2,422,343	Susquehanna Media Co., Term Loan B, 5.250% to 5.330% due 3/31/12	2,454,136

	TOTAL BROADCAST RADIO AND TELEVISION	7,520,450

Building and Development - 6.4%
1,220,434	Contech Construction Products, Inc., Term Loan B, 5.630% to 7.500% due 12/7/10	1,236,833
447,315	Custom Building Products, Inc., Term Loan B, 5.740% due 10/31/11	449,831
2,985,787	General Growth Properties, Inc., Term Loan B, 5.580% due 11/12/08	3,011,053
1,653,824	Hanley-Wood, Inc., Term Loan B, 6.080% due 9/21/07	1,657,959
349,910	Juno Lighting, Inc., 2nd Lien Term Loan, 8.790% due 5/21/11	353,409
1,419,724	Landsource Communities Development LLC, Term Loan B, 5.750% due 3/31/10	1,427,267
	Masonite International Corp.:
555,384	Canadian Term Loan, 5.210% to 5.490% due 4/16/13	555,229
556,330	Term Loan, 6.750% due 4/16/13	556,175
	Panolam Industries International, Inc.:
500,000	2nd Lien Term Loan, 10.625% due 12/9/11	512,500
1,880,597	Term Loan, 6.375% due 12/3/10	1,906,455
	Pike Electric, Inc.:
517,252	Term Loan B, 5.438% due 7/1/12	523,718
588,590	Term Loan C, 5.500% due 12/10/12	597,419
1,500,000	South Edge LLC, Term Loan C, 5.563% due 10/31/09	1,514,063

	TOTAL BUILDING AND DEVELOPMENT	14,301,911

Business Equipment and Services - 1.6%
487,500	Alliance Laundry Holdings LLC, Term Loan, 5.400% due 1/27/12	490,953
959,845	Buhrmann U.S., Inc., Term Loan C1, 5.460% to 5.921% due 12/31/10	974,843
445,394	Coinstar, Inc., Term Loan, 5.130% due 7/7/11	452,075
444,366	Global Cash Access LLC, Term Loan, 5.580% due 3/10/10	451,032
555,556	MAXIM Crane Works, Term Loan, 6.000% to 6.188% due 1/25/10	565,972

See Notes to Schedule of Investments.

CITIGROUP INVESTMENTS CORPORATE LOAN FUND INC.

Schedule of Investments (unaudited) (continued)	June 30, 2005

FACE AMOUNT	SECURITY (a)(b)	VALUE (c)
Business Equipment and Services - 1.6% (continued)
$707,802	Verifone, Inc., Term Loan, 5.190% due 6/30/11	$713,331

	TOTAL BUSINESS EQUIPMENT AND SERVICES	3,648,206

Cable and Satellite Television - 3.6%
1,655,477	Bragg Communications, Inc., Term Loan B, 5.820% due 8/31/11	1,675,136
2,500,000	Century Cable Holdings LLC, Term Loan B, 8.000% due 12/31/09	2,493,750
3,940,000	Insight Midwest LLC, Term Loan B, 6.125% due 12/31/09	3,985,558

	TOTAL CABLE AND SATELLITE TELEVISION	8,154,444

Chemicals/Plastics - 4.8%
769,231	Berry Plastics Corp., Term Loan, 5.390% to 5.600% due 12/2/11	781,827
2,761,549	Celanese, Term Loan B, 5.740% due 4/6/10	2,804,124
1,248,851	Hercules, Inc., Term Loan B, 4.873% to 5.240% due 10/8/10	1,262,588
1,860,140	Huntsman LLC, Term Loan B, 6.340% due 3/31/10	1,870,893
2,750,000	Rockwood Specialties Group, Inc., Term Loan D, 5.430% due 7/30/11	2,792,111
1,055,751	Unifrax Corp., Term Loan, 5.625% due 3/29/12	1,070,268
32,000	Westlake Chemical Corp., Term Loan B, 5.580% to 7.250% due 7/30/10	32,320

	TOTAL CHEMICALS/PLASTICS	10,614,131

Clothing/Textiles - 0.6%
1,252,941	Knoll, Inc., Term Loan, 6.090% to 8.000% due 9/29/11	1,273,301

Conglomerates - 0.8%
	Gentek, Inc.:
333,334	2nd Lien Term Loan, 8.891% due 1/1/25	311,334
665,001	Term Loan, 6.010% to 6.370% due 2/25/11	666,248
857,122	TriMas Corp., Term Loan B, 6.900% due 12/31/09	862,122

	TOTAL CONGLOMERATES	1,839,704

Containers and Glass Products - 1.7%
3,650,194	Graphic Packaging Corp., Term Loan C, 5.290% to 5.910% due 6/30/10	3,710,269

Drugs - 1.3%
2,578,403	Leiner Health Products Group, Inc., Term Loan B, 6.380% due 5/27/11	2,613,856
308,152	NBTY, Inc., Term Loan C, 5.313% due 3/15/07	310,334

	TOTAL DRUGS	2,924,190

Ecological Services and Equipment - 1.9%
1,997,443	IESI Corp., Term Loan, 5.150% to 5.284% due 1/14/12	2,014,921
2,191,725	National Waterworks, Inc., Term Loan C, 5.990% due 11/22/09	2,221,861

	TOTAL ECOLOGICAL SERVICES AND EQUIPMENT	4,236,782

Electronics/Electric - 1.8%
3,502,400	Amphenol Corp., Term Loan B, 4.710% to 6.500% due 5/6/10	3,522,101
	Bridge Information Systems, Inc.:
501,447	Multi-Draw Term Loan, 0.000% due 6/30/06 (d)	15,043
929,979	Term Loan B, 0.000% due 6/30/06 (d)	27,900
544,046	Fairchild Semiconductor Corp., Term Loan B, 5.250% to 5.438% due 12/31/10	552,887

	TOTAL ELECTRONICS/ELECTRIC	4,117,931

Equipment Leasing - 0.2%
396,530	Kinetic Concepts, Inc., Term Loan B2, 5.240% due 8/11/10	400,909

See Notes to Schedule of Investments.

CITIGROUP INVESTMENTS CORPORATE LOAN FUND INC.

Schedule of Investments (unaudited) (continued)	June 30, 2005

FACE AMOUNT	SECURITY (a)(b)	VALUE(c)
Food Products - 1.9%
$1,890,868	American Seafoods Group LLC, Term Loan B, 6.740% due 3/31/09	$1,904,460
377,499	Atkins Nutritionals, Inc., Term Loan, 8.250% to 11.750% due 10/29/09	216,118
224,763	Del Monte Corp., Term Loan, 4.690% due 2/8/11	227,460
664,573	Keystone Foods Holdings LLC, Term Loan, 5.125% due 6/16/11	673,296
912,752	Michael Foods, Inc., Term Loan B, 5.090% to 5.550% due 11/21/10	928,154
	Reddy Ice Group, Inc.:
47,736	Term Loan B, 5.830% to 7.500% due 8/14/09	48,020
286,417	Term Loan, 5.830% to 8.000% due 8/17/09	288,117

	TOTAL FOOD PRODUCTS	4,285,625

Food Services - 1.1%
	Buffets, Inc.:
466,250	L/C Facility Loan, 3.600% due 6/28/09	471,495
828,521	Term Loan, 6.990% to 7.160% due 6/28/09	836,806
863,948	Dr. Pepper Bottling Co. of Texas, Inc., Term Loan, 5.150% to 5.363% due 12/19/10	875,611
343,606	Jack In The Box, Inc., Term Loan B, 4.690% to 5.170% due 1/9/11	347,042

	TOTAL FOOD SERVICES	2,530,954

Food/Drug Retailers - 1.8%
1,122,701	General Nutrition Centers, Inc., Term Loan, 6.330% to 6.510% due 12/5/09	1,135,331
2,930,857	Jean Coutu Group, Inc., Term Loan B, 5.500% due 7/30/11	2,976,195

	TOTAL FOOD/DRUG RETAILERS	4,111,526

Forest Products - 1.8%
983,745	Boise Cascade Corp., Term Loan B, 5.094% to 5.250% due 10/29/11	997,682
	Smurfit-Stone Container Corp.:
261,990	L/C Facility Loan, 2.100% due 11/1/10	265,865
2,088,526	Term Loan B, 5.125% to 5.563% due 11/1/11	2,118,809
642,639	Term Loan C, 5.125% to 5.375% due 11/1/11	651,958

	TOTAL FOREST PRODUCTS	4,034,314

Health Care - 5.8%
214,757	Advanced Medical Optics, Inc., Term Loan B, 5.214% due 6/25/09	217,374
533,760	Alderwoods Group, Inc., Term Loan B, 5.080% to 5.480% due 9/29/09	540,933
273,596	AMN Healthcare, Inc., Term Loan B, 6.490% due 10/2/08	275,648
1,656,818	Colgate Medical, Ltd., Term Loan B, 5.480% to 5.490% due 12/30/08	1,674,422
3,189,533	Community Health Systems, Inc., Term Loan B, 5.070% due 8/19/11	3,228,072
344,883	Conmed Corp., Term Loan C, 5.710% due 12/15/09	348,710
600,000	Cooper Cos., Inc., Term Loan B, 5.000% due 1/6/12	605,500
975,000	Encore Medical IHC, Inc., Term Loan B, 5.170% to 7.750% due 10/4/10	986,726
1,552,102	Hanger Orthopedic Group, Inc., Term Loan B, 6.990% due 9/30/09	1,567,623
575,504	Multiplan, Inc., Term Loan, 6.240% due 3/4/09	579,461
852,173	Rotech Healthcare, Inc., Term Loan B, 6.490% due 3/31/08	858,831
1,995,000	Vicar Operating, Inc., Term Loan, 6.500% due 6/11/16	2,004,975

	TOTAL HEALTH CARE	12,888,275

Home Furnishings - 2.2%
995,000	Oreck Corp., Term Loan B, 6.240% due 1/27/12	1,003,084
1,327,783	Sealy Mattress Co., Term Loan C, 4.910% to 5.080% due 4/6/12	1,336,912
	Simmons Co.:
274,076	Term Loan, 7.000% due 6/19/12	268,195
1,417,653	Term Loan C, 5.437% to 7.500% due 12/19/11	1,425,922
980,000	Tempur-Pedic International, Inc., Term Loan B, 5.740% due 6/30/09	987,963

	TOTAL HOME FURNISHINGS	5,022,076

See Notes to Schedule of Investments.

CITIGROUP INVESTMENTS CORPORATE LOAN FUND INC.

Schedule of Investments (unaudited) (continued)	June 30, 2005

FACE AMOUNT	SECURITY(a)(b)	VALUE(c)
Hotels/Motels/Inns and Casinos - 6.9%
$2,544,761	Alliance Gaming Corp., Term Loan, 6.770% due 9/4/09	$2,549,136
	Ameristar Casinos, Inc.:
926,801	Term Loan, 5.063% due 12/20/06	938,773
1,584,455	Term Loan B1, 5.500% due 12/20/06	1,604,921
844,389	Boyd Gaming Corp., Term Loan B, 5.130% to 5.240% due 6/30/11	849,666
1,024,435	Choctaw Resort Development Enterprise, Term Loan, 5.630% to 5.910% due 11/14/11	1,036,600
1,626,070	Greektown Casino LLC, Term Loan D, 6.710% to 6.990% due 12/31/05	1,635,216
269,598	Green Valley Ranch Gaming LLC, Term Loan, 5.490% due 12/24/10	273,136
1,567,962	Isle of Capri Casinos BlackHawk LLC, Term Loan C, 6.380% to 6.740% due 12/31/07	1,586,092
347,353	Pinnacle Entertainment, Inc., Term Loan B, 6.330% due 8/27/10	352,998
2,487,179	Venetian Casino Resorts LLC, Term Loan, 5.240% due 2/22/11	2,514,938
	Wyndham International, Inc.:
173,751	1st Lien Credit Linked Deposit, 3.250% due 5/10/11	174,621
1,837,163	Term Loan B, 6.500% due 5/10/11	1,849,795

	TOTAL HOTELS/MOTELS/INNS AND CASINOS	15,365,892

Industrial Equipment - 1.9%
509,634	Douglas Dynamics LLC, Term Loan B, 5.478% to 7.000% due 12/16/10	516,005
996,566	Enersys, Inc., Term Loan, 5.219% to 5.660% due 3/17/11	1,010,581
629,059	Flowserve Corp., Term Loan C, 6.125% to 6.250% due 6/30/09	638,364
497,500	Goodman Global Holdings, Inc., Term Loan B, 5.500% due 12/23/11	503,734
652,885	Norcross Safety Products LLC, Term Loan B, 6.130% due 3/20/09	653,905
824,915	Penn Engineering & Manufacturing, Term Loan, 5.970% due 5/25/11	833,164

	TOTAL INDUSTRIAL EQUIPMENT	4,155,753

Insurance - 1.7%
1,200,081	Fidelity National Financial, Inc., Term Loan B, 4.960% due 3/9/13	1,196,643
2,487,500	Hilb, Rogal & Hamilton Co., Term Loan B, 5.750% due 12/15/11	2,509,265

	TOTAL INSURANCE	3,705,908

Leisure - 5.3%
534,270	Detroit Red Wings, Inc., Term Loan, 6.240% due 8/30/06	535,605
2,000,000	Movie Gallery, Inc., Term Loan B, 6.140% due 4/27/11	2,024,000
3,004,856	Regal Cinemas, Inc., Term Loan, 5.240% due 11/10/10	3,035,530
1,991,247	Universal City Development Partners, L.P., Term Loan B, 5.190% to 5.490% due 6/9/11	2,013,649
533,500	Visant Corp., Term Loan C, 5.390% due 10/4/11	541,725
3,603,021	Warner Music Group, Term Loan B, 5.150% to 5.520% due 2/28/11	3,630,044

	TOTAL LEISURE	11,780,553

Non-Ferrous Metals/Materials - 0.5%
116,964	Compass Minerals Group, Inc., Term Loan, 5.873% to 5.970% due 11/28/09	118,231
895,500	International Coal Group LLC, Term Loan B, 5.880% due 10/1/10	908,186

	TOTAL NON-FERROUS METALS/MATERIALS	1,026,417

Oil & Gas - 3.3%
1,125,000	Alon USA, Inc., Term Loan, 10.000% due 12/12/08	1,158,750
1,314,165	Dresser, Inc., Term Loan C, 5.990% due 4/10/09	1,331,140
333,334	Hawkeye Renewables LLC, Term Loan, 6.005% due 1/31/12	323,334
359,483	Lyondell-Citgo Refining, L.P., Term Loan B, 5.299% to 5.510% due 5/21/07	365,100

See Notes to Schedule of Investments.

CITIGROUP INVESTMENTS CORPORATE LOAN FUND INC.

Schedule of Investments (unaudited) (continued)	June 30, 2005

FACE AMOUNT	SECURITY(a)(b)	VALUE(c)
Oil & Gas - 3.3% (continued)
	Quest Cherokee LLC:
$118,190	L/C Facility, 7.755% due 12/31/08	$118,781
984,330	Term Loan B, 8.020% to 8.170% due 7/8/10	989,251
	Regency Gas Services LLC:
300,000	2nd Lien Term Loan, 9.490% due 11/30/10	301,500
895,500	Term Loan, 6.240% due 5/30/10	906,694
1,900,171	Semcrude, L.P., Term Loan, 5.720% to 7.000% due 3/16/11	1,919,173

	TOTAL OIL & GAS	7,413,723

Publishing - 3.1%
	American Media Operation, Inc.:
1,072,384	Term Loan C, 5.875% due 4/1/07	1,085,788
913,189	Term Loan C1, 5.875% due 4/1/07	924,604
1,852,810	Dex Media East LLC, Term Loan B, 4.750% to 5.080% due 5/8/09	1,871,918
2,980,033	Dex Media West LLC, Term Loan B, 4.660% to 5.080% due 3/9/10	3,009,834

	TOTAL PUBLISHING	6,892,144

Rail Industries - 0.5%
1,142,333	RailAmerica, Inc., Term Loan, 5.563% due 9/29/11	1,158,992

Retailers - 2.1%
421,450	Alimentation Couche-Tard, Inc., Term Loan, 5.063% due 12/17/10	425,796
1,967,800	CSK Auto Inc., Term Loan C, 4.850% due 8/10/10	1,988,708
2,181,560	TravelCenters of America, Inc., Term Loan, 4.870% to 4.900% due 11/14/08	2,206,102

	TOTAL RETAILERS	4,620,606

Steel - 2.1%
	International Mills:
875,000	2nd Lien Term Loan, 9.080% due 10/26/11	888,125
2,885,500	Term Loan, 5.830% due 12/31/10	2,910,748
922,882	Techs, Term Loan B, 5.740% due 1/14/10	925,189

	TOTAL STEEL	4,724,062

Telecommunications/Cellular Communications - 7.1%
1,125,000	Alaska Communications Systems, Inc., Term Loan B, 5.490% due 1/31/12	1,134,984
922,838	Block Communications, Inc., Term Loan B, 5.740% due 5/5/10	931,490
2,063,875	Centennial Cellular Operating Co., Term Loan, 5.570% to 5.770% due 2/9/11	2,094,833
3,000,000	FairPoint Communications, Inc., Term Loan B, 5.563% due 2/8/12	3,037,500
2,046,663	Hawaiian Telcom Communications, Inc., Term Loan B, 5.730% due 10/31/12	2,070,329
1,500,000	Iowa Telecommunications Services, Inc., Term Loan B, 5.490% to 5.540% due 11/30/11	1,516,407
113,571	Metrocall Holdings, Inc., Term Loan, 5.760% due 11/16/06	114,423
	NTELOS, Inc.:
166,667	2nd Lien Term Loan, 8.330% due 2/25/12	164,584
663,334	Term Loan, 5.830% due 8/25/11	662,712
1,220,000	Qwest Corp., Term Loan A, 7.934% due 6/30/07	1,258,315
521,993	SBA Senior Finance, Inc., Term Loan C, 5.480% to 5.740% due 10/31/08	525,908
245,000	VALOR Telecom, Term Loan B, 5.330% to 5.490% due 2/14/12	248,369
2,120,025	Western Wireless Corp., Term Loan B, 6.120% to 6.330% due 5/31/11	2,127,975

	TOTAL TELECOMMUNICATIONS/CELLULAR COMMUNICATIONS	15,887,829

Utilities - 4.4%
3,000,000	Calpine Generating Co. LLC, Term Loan, 6.831% to 6.861% due 3/23/09	3,050,625
1,000,000	Centerpoint Energy Houston Electric LLC, Term Loan, 13.243% due 11/12/05	1,039,167
748,125	KGen LLC, Term Loan A, 6.115% due 8/1/11	736,903

See Notes to Schedule of Investments.

CITIGROUP INVESTMENTS CORPORATE LOAN FUND INC.

Schedule of Investments (unaudited) (continued)	June 30, 2005

FACE AMOUNT	SECURITY(a)(b)	VALUE(c)
Utilities - 4.4% (continued)
	NRG Energy, Inc.:
$820,313	L/C Facility, 5.265% due 12/24/11	$828,260
1,049,414	Term Loan, 5.255% to 5.365% due 12/24/11	1,059,581
2,992,500	Reliant Energy Resources Corp., Term Loan B, 5.675% to 6.089% due 4/30/10	3,022,960

	TOTAL UTILITIES	9,737,496

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $188,688,804)	189,202,245

SHORT-TERM INVESTMENTS - 15.2%
Commercial Paper - 15.2%
3,000,000	Cancara Asset Security Ltd., 3.280% due 7/22/05	2,994,260
11,317,000	General Electric Capital Corp., 3.250% due 7/7/05	11,310,870
11,300,000	Mica Funding LLC, 3.250% due 7/6/05	11,294,899
8,383,000	UBS Finance Delaware LLC, 3.390% due 7/1/05	8,383,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $33,983,029)	33,983,029

	TOTAL INVESTMENTS - 100.0% (Cost - $222,671,833#)	223,185,274

(a)	Interest rates represent the effective rates on loans and debt securities. Ranges in interest rates are attributable to multiple contracts under the same loan.

(b)	The maturity date represents the latest maturity date.

(c)	Market value is determined using current market prices which are supplied weekly by an independent third party pricing service.

(d)	Security is currently in default.

#	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

Term	— Term loan typically with a 1st Lien on specific assets
2nd Lien	— Subordinate Loan to 1st Lien
L/C Facility	— Letter of Credit Facility
Multi-Draw	— Multi-Draw Term Loan

Certain term loans have different letter designations which may generally indicate differences in maturities, pricing and other terms and conditions. A letter designation could also result from the consolidation of two or more previously issued term loans.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Citigroup Investments Corporate Loan Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. U.S. government agency obligations are valued at the mean between the quoted bid and asked prices. Securities traded on national securities markets are valued at the closing price on such markets. Securities traded in the over-the-counter market and listed securities for which no sales prices were reported are valued at the mean between the quoted bid and asked prices. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. Collateralized senior loans are valued at readily ascertainable market values. Securities for which market quotations are not available are valued in good faith at fair value by or under the direction of the Board of Directors. In fair valuing a loan, Smith Barney Fund Management LLC (“SBFM”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”), the Fund’s investment adviser, with the assistance of Citigroup Alternative Investments, another indirect wholly-owned subsidiary of Citigroup, the subadviser, will consider among other factors: (1) the creditworthiness of the borrower and any party interpositioned between the Fund and the borrower; (2) the current interest rate, period until next interest rate reset and maturity date of the collateralized senior loan; (3) recent market prices for similar loans, if any; and (4) recent prices in the market for instruments with similar quality, rate, period until next interest rate reset, maturity, terms and conditions. SBFM may also consider prices or quotations, if any, provided by banks, dealers or pricing services which may represent the prices at which secondary market transactions in the collateralized senior loans held by the Fund have or could have occurred. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates value.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At June 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,870,258
Gross unrealized depreciation	(1,356,817)

Net unrealized appreciation	$513,441

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Citigroup Investments Corporate Loan Fund Inc.

By
R. Jay Gerken
Chief Executive Officer

Date	August 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
R. Jay Gerken
Chief Executive Officer

Date	August 26, 2005

By
Kaprel Ozsolak
Chief Financial Officer

Date	August 26, 2005